AFL-CIO HIT

COMPETITIVE RETURNS
UNION CONSTRUCTION JOBS
HOUSING FINANCE

SEPTEMBER 2024

HIT's Impact In Boston Neighborhoods

Charlestown
9/10
25
Winthrop
East Boston
11
23
West End
North End
Cambridge
12
7
Beacon Hill
Downtown
28
8
Back Bay
40
Allston/Brighton
Fenway/ Kenmore
18
4
38/39
South End
South Boston
29
30
31
32
33
34
35
36
37
6
21
1
15
Mission Hill
14
5
Brookline
26
27
2
22
Roxbury
16
Jamaica Plain
Dorchester
41
17
24
West Roxbury
Roslindale
Mattapan
42
13
3
Quincy
19
Hyde Park
20

HIT-Financed Developments Since Inception (1984)*

PROJECT		NEIGHBORHOOD	UNITS	AFFORDABLE	PROJECT		NEIGHBORHOOD	UNITS	AFFORDABLE
1	95 Saint	Mission Hill	115	15	22	Horizons Watermark*	Roxbury	—	—
2	225 Centre Street*	Jamaica Plain	103	35	23	Lowell Square/West End Place	West End	183	106
3	Adams Square Assisted Living	Dorchester	100	100	24	Lucerne Gardens	Dorchester	48	48
4	Anna Bissonnette House	South End	41	40	25	Maverick Landing	East Boston	92	71
5	Back of the Hill	Jamaica Plain	125	125	26	Mildred Hailey 1A	Jamaica Plain	100	100
6	Bay View Residence	South Boston	67	67	27	Mildred Hailey 1B	Jamaica Plain	123	123
7	Blackstone Apartments	Beacon Hill	145	145	28	Oak Street Terrace	Chinatown	88	88
8	Boston Back Bay Board & Care	Back Bay	85	85	29	Old Colony—Phase 1	South Boston	116	116
9/10	Building 104**	Charlestown	46	9	30	Old Colony—Phase 2A	South Boston	45	45
11	Casa Maria Apartments	North End	85	85	31	Old Colony—Phase 2B	South Boston	84	84
12	Charlesview Apartments	Allston/Brighton	240	240	32	Old Colony—Phase 3A	South Boston	135	135
13	Cote Village	Mattapan	76	76	33	Old Colony—Phase 3B	South Boston	115	115
14	Dudley Municipal Center*	Roxbury	—	—	34	Old Colony—Phase 3C	South Boston	55	55
15	Flat 9 at Whittier Phase 3	Roxbury	119	107	35	Old Colony—Phase 4	South Boston	104	104
16	Franklin Hill 1B	Dorchester	24	24	36	Old Colony—Phase 5	South Boston	104	104
17	Franklin Park Apartments	Dorchester	220	220	37	Old Colony—Phase 6	South Boston	89	89
18	Franklin Square Apartments	South End	193	193	38/39	Rollins Square**	South End	184	52
19	Georgetowne Homes One	Hyde Park	601	601	40	South Cove Manor	Chinatown	100	100
20	Georgetowne Homes Two	Hyde Park	366	366	41	The Carruth	Dorchester	116	74
21	Hemenway Apartments	Mission Hill	183	183	42	Washington Beech	Roslindale	56	56
					TOTAL			4,871	4,381

*Includes projects allocated New Markets Tax Credits by HIT subsidiary Building America CDE, Inc.

** 2 investments

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055. Investors should read the current prospectus carefully before investing.

The projects shown on this table may not reflect HIT’s current portfolio for any or all ofthe following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. A complete list of the HIT’s portfolio holdings as of the most recently disclosed month-end is available upon request or on its website at aflcio-hit.com.

1227 25th Street, NW | Suite 500 | Washington, DC 20037 | 202.331.8055 | www.aflcio-hit.com